MARKETABLE SECURITIES (Tables)	12 Months Ended
Mar. 31, 2026
MARKETABLE SECURITIES
Marketable securities
Company	Shares Held	Cost	Fair Value At March 31, 2026	Fair Value At March 31, 2025	Change in Fair Value
	(#)	($)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	5,500	8,250	(2,750)
Other	1,678,839	14,237	14	13,836	(13,822)
Total	2,778,839	1,648,737	5,514	22,086	(16,572)